UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03757
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
11/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class A – DCAAX
This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$525	178	9.64%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)

Medical
14.6%
Education
12.2%
Airport
11.2%
General Obligation
10.6%
Housing
9.4%
Transportation
5.7%
Tobacco Settlement
5.3%
Nursing Homes
5.1%
Power
4.1%
School District
2.3%
Development
1.7%
Water & Sewer
1.0%
Net Other Assets and Liabilities
16.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6124SA1125

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class C – DCACX
This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.65%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$525	178	9.64%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6126SA1125

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class I – DCMIX
This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$525	178	9.64%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6101SA1125

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Y – DCAYX
This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$29	0.57%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$525	178	9.64%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0951SA1125

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Z – DRCAX
This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%*
*	Annualized.
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$525	178	9.64%
Portfolio Holdings (as of  11/30/25 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0928SA1125

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2025

Class	Ticker
A	DCAAX
C	DCACX
I	DCMIX
Y	DCAYX
Z	DRCAX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 2.4%
Collateralized Municipal-Backed Securities — 2.4%
California Housing Finance Agency, (Sustainable Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association) Ser. N	2.35	12/1/2035	4,500,317	4,017,055
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,679,712	4,516,502
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	4,048,067	4,191,408
Total Bonds and Notes (cost $14,258,788)				12,724,965

Long-Term Municipal Investments — 96.3%
California — 93.7%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,590,887
Allan Hancock Joint Community College District, GO, Ser. C(a)	5.60	8/1/2047	11,375,000	8,691,253
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2041	4,325,000	4,145,674
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000	1,534,406
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.38	7/1/2049	1,500,000	1,442,145
California, GO(b)	4.00	11/1/2030	15,000	16,141
California, GO	4.00	11/1/2035	985,000	1,033,466
California, GO, Refunding	4.00	9/1/2043	3,500,000	3,524,341
California, GO, Refunding	4.00	10/1/2050	2,000,000	1,950,902
California, GO, Refunding (Insured; Assured Guaranty Corp.)	5.25	8/1/2032	5,000,000	5,783,286
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(c)	4.00	8/1/2031	11,500,000	11,716,159
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D(c)	5.50	11/1/2028	5,000,000	5,294,719
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	7,000,000	7,672,615
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(c)	5.00	11/1/2035	3,000,000	3,294,280
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(c)	5.00	7/1/2034	7,000,000	7,359,692
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(c)	5.00	3/1/2031	3,000,000	3,206,019
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,440,000	3,440,100
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	4,250,000	3,676,897
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	2,250,000	1,955,036
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	290,000	290,254
California Educational Facilities Authority, Revenue Bonds, Refunding (Chapman University) Ser. A	5.00	4/1/2045	1,050,000	1,130,247
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	3,904,993
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,521,567

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.3% (continued)
California — 93.7% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000	1,065,251
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	3,380,000	3,575,357
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	5,575,969
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000	2,340,146
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,022,220
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,600,329
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	1,970,011
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2044	1,000,000	949,668
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,817,584
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Healthcare) Ser. A	5.25	2/1/2048	2,000,000	2,151,918
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,437,378
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(c)	5.25	10/1/2035	1,000,000	1,139,455
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	2,781,481	2,765,675
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,565,488	2,632,418
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	565,663
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	631,273
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,511,030
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,529,602
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,750,000	1,775,185
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,011,492
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000	1,015,156
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000	1,206,522
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000	3,135,052
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(d)	5.00	7/1/2041	1,750,000	1,694,486
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(d)	5.00	7/1/2046	2,170,000	2,018,918
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	1,155,000	1,155,225
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000	1,500,104
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(d)	5.50	7/1/2057	5,000,000	5,014,805

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.3% (continued)
California — 93.7% (continued)
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A(d)	5.00	11/1/2046	2,500,000	2,413,697
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000	2,515,959
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) (Insured; Federal National Mortgage Association) Ser. A	4.45	12/1/2042	5,000,000	5,072,671
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000	1,777,925
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000	3,188,995
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000	1,529,506
California Municipal Finance Authority, Revenue Bonds (Scripps College Project)	5.00	7/1/2055	1,500,000	1,539,093
California Municipal Finance Authority, Revenue Bonds (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2054	3,000,000	3,094,344
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000	1,941,996
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000	5,040,112
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(d)	6.38	6/15/2064	2,000,000	2,110,639
California Municipal Finance Authority, Revenue Bonds, Ser. A1(e)	3.54	2/20/2041	4,433,456	4,157,283
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000	1,015,362
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000	1,014,323
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000	1,012,925
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000	1,113,079
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000	1,006,951
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000	3,513,925
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000	2,509,947
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2037	1,105,000	1,194,749
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2044	1,500,000	1,528,957
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000	2,006,233
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000	1,850,472
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000	2,169,719
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(d)	5.00	8/1/2048	8,510,000	5,686,656
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000	2,805,394
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000	2,113,912
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000	2,982,225

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.3% (continued)
California — 93.7% (continued)
California School Finance Authority, Revenue Bonds (KIPP SoCal Public Schools Obligated Group) Ser. A(d)	5.00	7/1/2049	1,650,000	1,653,378
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group) Ser. A(d)	5.00	7/1/2045	3,500,000	3,500,645
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(d)	5.00	7/1/2043	1,255,000	1,255,700
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(d)	5.00	7/1/2049	1,100,000	1,085,606
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(d)	5.00	7/1/2054	2,775,000	2,701,150
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(d)	5.00	7/1/2064	1,000,000	966,928
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(d)	5.00	8/1/2048	1,650,000	1,653,132
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(d)	5.00	7/1/2037	590,000	599,693
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(d)	5.00	7/1/2047	875,000	875,824
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A(d)	4.00	7/1/2050	1,135,000	972,623
California School Finance Authority, Revenue Bonds, Ser. A(d)	5.00	7/1/2045	1,700,000	1,703,352
California School Finance Authority, Revenue Bonds, Ser. A(d)	5.00	7/1/2055	2,700,000	2,679,588
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(d)	5.00	8/1/2041	1,600,000	1,600,038
California School Finance Authority, Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A(d)	5.00	10/1/2052	1,500,000	1,478,261
California State University, Revenue Bonds, Ser. A	4.00	11/1/2049	1,855,000	1,789,616
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group), (Insured; Assured Guaranty Corp.) Ser. A	5.25	8/15/2052	1,000,000	1,027,818
California Statewide Communities Development Authority, Revenue Bonds (Kaiser Foundation Hospitals) Ser. B(d)	5.00	10/1/2035	7,500,000	8,783,386
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(d)	5.00	12/1/2036	5,250,000	5,279,334
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(d)	5.25	12/1/2056	1,500,000	1,500,152
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000	4,829,947
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(d)	5.00	11/1/2032	1,855,000	1,889,361
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(d)	5.00	11/1/2041	700,000	700,801
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000	4,566,648
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health Obligated Group) Ser. A	5.25	12/1/2054	8,900,000	9,437,385
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000	1,210,668
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Project)	4.00	4/1/2043	1,900,000	1,905,301
Escondido Union High School District, GO, Ser. C(f)	0.00	8/1/2046	3,000,000	1,218,898
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000	1,455,694
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(f)	0.00	1/15/2035	10,000,000	7,578,738
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset)	5.00	6/1/2051	8,500,000	8,516,783
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(f)	0.00	6/1/2066	47,000,000	5,058,953

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.3% (continued)
California — 93.7% (continued)
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2035	6,835,000	7,201,692
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,537,350
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	1,750,000	1,765,496
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	405,161
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	998,944
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	1,007,837
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,096,668
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Corp.)	5.00	8/1/2033	1,200,000	1,218,676
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. H	4.00	12/1/2053	1,500,000	1,404,212
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	11,985,000	12,748,009
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,378,452
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2055	2,500,000	2,605,672
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,134,753
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2040	1,825,000	1,984,752
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000	5,172,293
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	3,500,000	3,343,244
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	1,835,252
Northern California Transmission Agency, Revenue Bonds, Refunding (California- Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000	1,510,817
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000	6,036,547
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000	3,043,448
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000	1,007,353
Palomar Community College District, GO, Ser. B(a)	6.38	8/1/2045	16,615,000	15,855,231
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2044	1,100,000	490,770
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2045	1,150,000	485,112
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2046	1,000,000	400,279
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2047	1,000,000	379,498
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2048	1,000,000	360,405
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,260,000	2,476,392
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2048	1,650,000	1,662,620
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2054	4,250,000	4,264,877
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2050	1,280,000	1,287,838
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2055	1,500,000	1,504,571
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,781,322
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	5,900,657

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.3% (continued)
California — 93.7% (continued)
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,385,076
Sacramento Unified School District, GO (Insured; Assured Guaranty Corp.) Ser. G	4.00	8/1/2044	1,000,000	987,840
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,062,782
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	4,000,000	4,103,996
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000	4,731,923
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	3,083,933
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	2,000,000	2,154,350
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	941,462
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	4,051,707
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	2,500,000	2,521,366
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,698,670
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000	2,520,089
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2037	2,200,000	2,269,826
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2039	1,500,000	1,528,965
South San Francisco Unified School District, GO	4.00	9/1/2052	10,000,000	9,603,399
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,500,000	2,672,843
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	4,750,000	4,759,718
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00% (d),(e),(g)	5.17	8/1/2039	10,000,000	10,104,059
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	730,327
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,567,182
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	670,879
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000	1,917,882
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	2,914,895
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,793,414
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,550,856
Yosemite Community College District, GO Ser. D(f)	0.00	8/1/2031	5,545,000	4,807,969
				491,787,029
Multi-State — 1.7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	4,565,000	4,246,459
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50(d)	3.05	6/15/2037	5,020,000	4,742,617
				8,989,076
U.S. Related — .9%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,350,792

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 96.3% (continued)
U.S. Related — 0.9% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,023,003
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	2,017,315
				4,391,110
Total Long-Term Municipal Investments (cost $522,594,574)				505,167,215
Total Investments (cost $536,853,362)			98.7%	517,892,180
Cash and Receivables (Net)			1.3%	6,868,789
Net Assets			100.0%	524,760,969

GO—Government Obligation

(a)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(b)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $74,664,829 or 14.2% of net assets.

(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	536,853,362	517,892,180
Cash		7,473,295
Interest receivable		6,068,546
Receivable for shares of Common Stock subscribed		11,499
Prepaid expenses		44,936
		531,490,456
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		243,203
Payable for inverse floater notes issued—Note 4		6,000,000
Payable for shares of Common Stock redeemed		319,709
Interest and expense payable related to inverse floater notes issued—Note 4		65,148
Directors’ fees and expenses payable		9,453
Other accrued expenses		91,974
		6,729,487
Net Assets ($)		524,760,969
Composition of Net Assets ($):
Paid-in capital		549,101,486
Total distributable earnings (loss)		(24,340,517)
Net Assets ($)		524,760,969

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	59,426,004	1,612,556	50,544,647	10,076	413,167,686
Shares Outstanding	4,385,357	119,017	3,731,736	743.97	30,487,763
Net Asset Value Per Share ($)	13.55	13.55	13.54	13.54	13.55
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2025 (Unaudited)

Investment Income ($):
Interest Income	9,469,169
Expenses:
Management fee—Note 3(a)	1,181,981
Shareholder servicing costs—Note 3(c)	292,486
Interest and expense related to inverse floater notes issued—Note 4	91,094
Professional fees	63,940
Registration fees	41,219
Directors’ fees and expenses—Note 3(d)	27,481
Shareholder and regulatory reports service fees—Note 3(c)	15,500
Prospectus and shareholders’ reports	11,008
Chief Compliance Officer fees—Note 3(c)	8,982
Distribution Plan fees—Note 3(b)	6,919
Loan commitment fees—Note 2	5,934
Custodian fees—Note 3(c)	2,792
Miscellaneous	15,483
Total Expenses	1,764,819
Less—reduction in fees due to earnings credits—Note 3(c)	(2,792)
Net Expenses	1,762,027
Net Investment Income	7,707,142
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,028,578)
Net change in unrealized appreciation (depreciation) on investments	18,979,305
Net Realized and Unrealized Gain (Loss) on Investments	17,950,727
Net Increase in Net Assets Resulting from Operations	25,657,869
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Operations ($):
Net investment income	7,707,142	15,679,941
Net realized gain (loss) on investments	(1,028,578)	(2,206,444)
Net change in unrealized appreciation (depreciation) on investments	18,979,305	(6,391,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,657,869	7,081,763
Distributions ($):
Distributions to shareholders:
Class A	(848,004)	(1,708,371)
Class C	(18,018)	(58,306)
Class I	(730,775)	(1,486,425)
Class Y	(151)	(292)
Class Z	(6,153,996)	(12,514,941)
Total Distributions	(7,750,944)	(15,768,335)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,153,822	7,842,780
Class C	4,200	369,277
Class I	8,065,134	15,103,215
Class Z	1,851,519	10,644,951
Distributions reinvested:
Class A	744,950	1,492,750
Class C	17,872	58,111
Class I	714,635	1,462,943
Class Z	4,856,096	10,020,889
Cost of shares redeemed:
Class A	(8,536,111)	(11,813,440)
Class C	(1,131,974)	(926,220)
Class I	(5,935,224)	(21,862,095)
Class Z	(24,273,019)	(56,807,662)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,468,100)	(44,414,501)
Total Increase (Decrease) in Net Assets	(2,561,175)	(53,101,073)
Net Assets ($):
Beginning of Period	527,322,144	580,423,217
End of Period	524,760,969	527,322,144

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	236,744	578,945
Shares issued for distributions reinvested	56,140	110,657
Shares redeemed	(638,451)	(876,799)
Net Increase (Decrease) in Shares Outstanding	(345,567)	(187,197)
Class C(a)
Shares sold	317	27,296
Shares issued for distributions reinvested	1,348	4,307
Shares redeemed	(86,161)	(69,420)
Net Increase (Decrease) in Shares Outstanding	(84,496)	(37,817)
Class I(b)
Shares sold	608,587	1,120,051
Shares issued for distributions reinvested	53,813	108,470
Shares redeemed	(449,077)	(1,622,828)
Net Increase (Decrease) in Shares Outstanding	213,323	(394,307)
Class Z(b)
Shares sold	140,693	794,624
Shares issued for distributions reinvested	365,659	742,689
Shares redeemed	(1,826,812)	(4,203,861)
Net Increase (Decrease) in Shares Outstanding	(1,320,460)	(2,666,548)

(a)	During the period ended November 30, 2025, 1,168 Class C shares representing $15,823 were automatically converted to 1,168 Class A shares.
(b)	During the period ended May 31, 2025, 3,657 Class Z shares representing $50,022 were exchanged for 3,659 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.10	13.33	13.27	13.66	15.22	14.82
Investment Operations:
Net investment income(a)	.18	.35	.33	.33	.34	.36
Net realized and unrealized gain (loss) on investments	.49	(.23 )	.06	(.39 )	(1.55)	.42
Total from Investment Operations	.67	.12	.39	(.06 )	(1.21)	.78
Distributions:
Dividends from net investment income	(.22 )	(.35 )	(.33 )	(.32 )	(.33 )	(.35 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.22 )	(.35 )	(.33 )	(.33 )	(.35 )	(.38 )
Net asset value, end of period	13.55	13.10	13.33	13.27	13.66	15.22
Total Return (%)(b)	4.87 (c)	.86	3.01	(.38 )	(8.08)	5.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85 (d)	.86	.89	.96	.95	.96
Ratio of net expenses to average net assets	.85 (d),(e)	.86 (e)	.88 (e)	.93 (e),(f)	.93 (f)	.96 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03 (d)	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	2.76 (d),(e)	2.58 (e)	2.52 (e)	2.48 (e),(f)	2.27 (f)	2.36 (e)
Portfolio Turnover Rate	9.64 (c)	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	59,426	61,962	65,551	70,232	76,968	88,286

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.10	13.33	13.27	13.66	15.22	14.81
Investment Operations:
Net investment income(a)	.13	.24	.23	.23	.22	.24
Net realized and unrealized gain (loss) on investments	.47	(.22 )	.06	(.39 )	(1.54)	.43
Total from Investment Operations	.60	.02	.29	(.16 )	(1.32)	.67
Distributions:
Dividends from net investment income	(.15 )	(.25 )	(.23 )	(.22 )	(.22 )	(.23 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.15 )	(.25 )	(.23 )	(.23 )	(.24 )	(.26 )
Net asset value, end of period	13.55	13.10	13.33	13.27	13.66	15.22
Total Return (%)(b)	4.45 (c)	.08	2.20	(1.16)	(8.73)	4.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65 (d)	1.65	1.68	1.74	1.72	1.72
Ratio of net expenses to average net assets	1.65 (d),(e)	1.64 (e)	1.67 (e)	1.71 (e),(f)	1.70 (f)	1.72 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03 (d)	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	1.96 (d),(e)	1.80 (e)	1.72 (e)	1.70 (e),(f)	1.48 (f)	1.59 (e)
Portfolio Turnover Rate	9.64 (c)	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	1,613	2,665	3,216	4,056	5,284	7,478

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.09	13.32	13.27	13.65	15.21	14.81
Investment Operations:
Net investment income(a)	.20	.38	.37	.36	.37	.39
Net realized and unrealized gain (loss) on investments	.48	(.23 )	.05	(.37 )	(1.54)	.42
Total from Investment Operations	.68	.15	.42	(.01 )	(1.17)	.81
Distributions:
Dividends from net investment income	(.23 )	(.38 )	(.37 )	(.36 )	(.37 )	(.38 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.23 )	(.38 )	(.37 )	(.37 )	(.39 )	(.41 )
Net asset value, end of period	13.54	13.09	13.32	13.27	13.65	15.21
Total Return (%)	5.00 (b)	1.10	3.18	(.07 )	(7.87)	5.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61 (c)	.63	.66	.73	.72	.71
Ratio of net expenses to average net assets	.61 (c),(d)	.62 (d)	.65 (d)	.69 (d),(e)	.70 (e)	.71 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03 (c)	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	3.00 (c),(d)	2.82 (d)	2.75 (d)	2.72 (d),(e)	2.49 (e)	2.59 (d)
Portfolio Turnover Rate	9.64 (b)	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	50,545	46,058	52,124	52,739	47,314	55,395

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.09	13.32	13.27	13.65	15.21	14.81
Investment Operations:
Net investment income(a)	.20	.39	.37	.38	.35	.39
Net realized and unrealized gain (loss) on investments	.49	(.23 )	.05	(.42 )	(1.56)	.43
Total from Investment Operations	.69	.16	.42	(.04 )	(1.21)	.82
Distributions:
Dividends from net investment income	(.24 )	(.39 )	(.37 )	(.33 )	(.33 )	(.39 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.24 )	(.39 )	(.37 )	(.34 )	(.35 )	(.42 )
Net asset value, end of period	13.54	13.09	13.32	13.27	13.65	15.21
Total Return (%)	5.02 (b)	1.17	3.20	(.29 )	(8.06)	5.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57 (c)	.58	.64	.73	.72	.70
Ratio of net expenses to average net assets	.57 (c),(d)	.58 (d)	.63 (d)	.69 (d),(e)	.70 (e)	.70 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03 (c)	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	3.04 (c),(d)	2.87 (d)	2.77 (d)	2.72 (d),(e)	2.50 (e)	2.61 (d)
Portfolio Turnover Rate	9.64 (b)	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	10	10	10	10	14	253

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31,
Class Z Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.10	13.33	13.27	13.66	15.22	14.82
Investment Operations:
Net investment income(a)	.20	.38	.36	.36	.37	.39
Net realized and unrealized gain (loss) on investments	.48	(.23 )	.06	(.39 )	(1.55)	.42
Total from Investment Operations	.68	.15	.42	(.03 )	(1.18)	.81
Distributions:
Dividends from net investment income	(.23 )	(.38 )	(.36 )	(.35 )	(.36 )	(.38 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.23 )	(.38 )	(.36 )	(.36 )	(.38 )	(.41 )
Net asset value, end of period	13.55	13.10	13.33	13.27	13.66	15.22
Total Return (%)	4.98 (b)	1.07	3.23	(.18 )	(7.88)	5.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65 (c)	.67	.69	.75	.74	.74
Ratio of net expenses to average net assets	.65 (c),(d)	.67 (d)	.68 (d)	.72 (d),(e)	.72 (e)	.74 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03 (c)	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	2.96 (c),(d)	2.78 (d)	2.72 (d)	2.69 (d),(e)	2.49 (e)	2.57 (d)
Portfolio Turnover Rate	9.64 (b)	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	413,168	416,628	459,522	499,146	567,055	681,094

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of November 30, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	12,724,965	—	12,724,965
Municipal Securities	—	505,167,215	—	505,167,215
	—	517,892,180	—	517,892,180
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(6,000,000)	—	(6,000,000)
	—	(6,000,000)	—	(6,000,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
State-Specific Risk: The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended May 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an unused capital loss carryover of $7,309,291 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2025. These long-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2025 was as follows: tax-exempt income $15,768,335. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2025, there was no expense reimbursement pursuant to the Agreement.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2025, Class C shares were charged $6,919 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2025, Class A and Class C shares were charged $76,371 and $2,306, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2025, Class Z shares were charged $123,578 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2025, the fund was charged $40,463 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2025, the fund was charged $2,792 pursuant to the custody agreement. These fees were offset by earnings credits of $2,792.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2025, the fund was charged $2,114 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended November 30, 2025, the fund was charged $8,982 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended November 30, 2025, the Custodian was compensated $15,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $194,422, Distribution Plan fees of $1,026, Shareholder Services Plan fees of $12,369, Custodian fees of $2,925, Chief Compliance Officer fees of $3,083, Transfer Agent fees of $20,463, Checkwriting fees of $582 and Shareholder and regulatory reports service fees of $8,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended November 30, 2025, amounted to $50,016,763 and $77,381,777, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2025, was approximately $6,000,000, with a related weighted average annualized interest rate of 3.03%.
At November 30, 2025, accumulated net unrealized depreciation on investments was $18,961,182, consisting of $8,035,358 gross unrealized appreciation and $26,996,540 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect seven Board Members to the Board of Directors of the Fund:†
Francine J. Bovich	16,950,089	955,417
Andrew J. Donohue	16,917,983	987,523
Joan L. Gulley	16,800,959	1,104,547
Alan H. Howard	16,899,055	1,006,451
Bradley J. Skapyak	16,965,278	940,228
Roslyn M. Watson	16,783,718	1,121,788
Benaree Pratt Wiley	16,768,972	1,136,534

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $36,463.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on October 28-29, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional California municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional California municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional California municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group and the Performance Universe medians. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended September 30th and was above the Performance Universe median for seven of the ten one-year periods ended September 30th. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Board also considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during certain periods when the fund’s performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s recent relative performance, in light of the considerations described above.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6124NCSRSA1125

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 22, 2026

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)